UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21359

 Exact Name of Registrant as Specified in Charter: MBIA Capital/Claymore Managed
                    Duration Investment Grade Municipal Fund


    Address of Principal Executive Offices: 113 King Street, Armonk, NY 10504

            Name and address of agent for service: Clifford D. Corso,
                        113 King Street, Armonk, NY 10504


                    Copies to:  Thomas E. Stabile,
                                113 King Street,
                                Armonk, NY 10504

       Registrant's telephone number, including area code: (914) 273-4545

                        Date of fiscal year end: July 31

                    Date of reporting period: July 31, 2005

ITEM 1: Reports to Shareholders


                                                                   Annual Report

                                                                   July 31, 2005


            MBIA Capital/Claymore Managed
                Duration Investment Grade   \ MZF
                           Municipal Fund





MBIA

CLAYMORE(R) [Logo omitted]

NOT INSURED     o     NOT GUARANTEED     o     MAY LOSE VALUE

-------------------
 Table of Contents
-------------------

Shareholder Letter ..........................................................  1

Fund Summary ................................................................  3

Portfolio of Investments ....................................................  4

Statement of Assets and Liabilities ......................................... 11

Statement of Operations ..................................................... 12

Statements of Changes in Net Assets
   Applicable to Common Shareholders ........................................ 13

Financial Highlights ........................................................ 14

Notes to Financial Statements ............................................... 15

Report of Independent Registered
   Public Accounting Firm ................................................... 21

Additional Information Regarding the
   Fund's Trustees and Officers ............................................. 22

Dividend Reinvestment Plan .................................................. 25

Tax Information ............................................................. 27

Board Approval of Investment Advisory
   Agreements and Sub-Advisory
   Agreement ................................................................ 27

Notice of Change in Independent
   Registered Public Accounting Firm ........................................ 31

Portfolio Holdings .......................................................... 31

Proxy Voting Policy ......................................................... 31

Notice to Shareholders ...................................................... 32

Annual Certification ........................................................ 32

Privacy Policy .............................................................. 32

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Dear Shareholder:

I am pleased to provide you with the Annual Report to Shareholders of the MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund (the "Fund") for the fiscal year ended July 31, 2005.

At the end of the reporting period, the Fund's net asset value ("NAV") per share was $14.68 up from $13.83 at the Fund's fiscal year ended on July 31, 2004. On July 29, 2005, the Fund's closing stock price on the New York Stock Exchange was $13.15 per share, representing a 10.4% discount to NAV per share. The Fund's NAV Total Return (calculated on the basis of the beginning NAV per share of $13.83 and a closing NAV per share of $14.68 plus the reinvestment of dividends) was 12.03% for the one year period ended July 31, 2005. The Fund's market value total return for the period ended July 31, 2005 based upon a beginning period market value per share of $13.11 and a closing period market value per share of $13.15 was 6.47% assuming reinvestment of dividends in shares of the Fund.

Since mid-2004, the Federal Reserve has raised the Fed Funds rate eleven times, and a total of 275 basis points. The target for the Federal Funds rate now stands at 3.75% versus 1.00% when the Fund came to market in August of 2003. The impact of the Federal Reserve's interest rate hikes has been to dramatically flatten yield curves as short-term interest rates have risen significantly while longer-term interest rates have fallen in both the Treasury and Municipal markets over the past year.

The impact to the Fund of the flattening yield curve environment of the past year can be seen in the Fund's reduction of $0.014 in the Fund's monthly dividend rate. This reduction was due to the increased costs of the Fund's leveraging strategy resulting from rising short-term interest rates coupled with declining long-term interest rates.

From an historic perspective, the current 3.75% Federal Funds rate remains accommodative. For the near term, the Federal Reserve appears to continue to be on it's path toward higher short-term interest rates, as evidenced by the repeated reference to "measured pace" and "policy accommodation" in it's statement after the Federal Reserve's September 20, 2005 meeting.

The effect of Hurricane Katrina on Municipal credit quality has been concentrated in the Gulf states affected by the Hurricane. Moody's Investors Service ("Moody's") recently placed the ratings of 51 credits (affecting $9.46 billion in outstanding rated debt) in the states of Louisiana and Mississippi on Watchlist for possible downgrade. Moody's "does not anticipate any defaults, but the ultimate extent of credit deteriorations, if any remains unknown". The Fund does not have exposure to issuers impacted by Hurricane Katrina.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Municipal bonds issuance so far in 2005 is on pace to be the highest issuance year on record, with $275 billion issued as of August 2005. Despite possible record supply, municipal bonds continue to represent good relative value and we believe a prudent investment in the fixed income sector. The Fund continues to be structured using a hedging strategy to manage duration and to attempt to minimize volatility as rates trend higher. The objective of the Fund's maturity structure and hedging strategy is to defensively position the portfolio for higher long term interest rates. By utilizing both short and long term hedges, we have attempted to be prepared if rates were to rise quickly or more slowly over a longer period of time. Although interest rates have trended lower and remained low since the inception of the Fund, we continue to believe that our portfolio positioning and hedging strategies are prudent as the future direction of interest rates remains uncertain.


Sincerely,


/S/Signature


Clifford D. Corso
President
MBIA Capital/Claymore Managed Duration
Investment Grade Municipal Fund
September 26, 2005

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. There is no guarantee that the Fund's or any other investment technique will be effective under all market conditions.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Fund Summary (Unaudited)                                           JULY 31, 2005
--------------------------------------------------------------------------------

FUND INFORMATION
--------------------------------------------------------------------------------

Symbol on New York Stock Exchange:            MZF
Initial Offering Date:                  August 27, 2003
Closing Market Price as of 07/29/05:        $13.15
Net Asset Value as of 07/31/05:             $14.68
Yield on Closing Market Price as
    of 07/29/05:                              5.11%
Current Monthly Distribution
    Per Common Share1:                      $0.056
Current Annualized Distribution
    Per Common Share1:                      $0.672
Leverage as of 07/31/052:                       37%

1 THE DISTRIBUTION IS NOT CONSTANT AND IS SUBJECT TO CHANGE.
2 AS A PERCENTAGE OF MANAGED ASSETS.

WEEKLY SHARE PRICE PERFORMANCE
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                                             Share
Date                         NAV             Price
--------------------------------------------------------------------------------

8/1/2004                   13.89             13.20
8/2/2004                   13.89             13.20
8/3/2004                   13.91             13.25
8/4/2004                   13.85             13.24
8/5/2004                   13.87             13.23
8/6/2004                   14.08             13.30
8/7/2004                   14.08             13.30
8/8/2004                   14.08             13.30
8/9/2004                   14.09             13.40
8/10/2004                  14.07             13.31
8/11/2004                  14.03             13.31
8/12/2004                  14.03             13.16
8/13/2004                  14.09             13.25
8/14/2004                  14.09             13.25
8/15/2004                  14.09             13.25
8/16/2004                  14.06             13.20
8/17/2004                  14.10             13.24
8/18/2004                  14.13             13.25
8/19/2004                  14.14             13.30
8/20/2004                  14.15             13.34
8/21/2004                  14.15             13.34
8/22/2004                  14.15             13.34
8/23/2004                  14.13             13.39
8/24/2004                  14.11             13.45
8/25/2004                  14.14             13.42
8/26/2004                  14.16             13.35
8/27/2004                  14.15             13.30
8/28/2004                  14.15             13.30
8/29/2004                  14.15             13.30
8/30/2004                  14.17             13.38
8/31/2004                  14.21             13.49
9/1/2004                   14.21             13.37
9/2/2004                   14.24             13.42
9/3/2004                   14.10             13.33
9/4/2004                   14.10             13.33
9/5/2004                   14.10             13.33
9/6/2004                   14.10             13.33
9/7/2004                   14.11             13.40
9/8/2004                   14.14             13.28
9/9/2004                   14.17             13.34
9/10/2004                  14.22             13.36
9/11/2004                  14.22             13.36
9/12/2004                  14.22             13.36
9/13/2004                  14.22             13.37
9/14/2004                  14.25             13.33
9/15/2004                  14.27             13.37
9/16/2004                  14.32             13.42
9/17/2004                  14.30             13.51
9/18/2004                  14.30             13.51
9/19/2004                  14.30             13.51
9/20/2004                  14.33             13.50
9/21/2004                  14.33             13.47
9/22/2004                  14.40             13.47
9/23/2004                  14.46             13.56
9/24/2004                  14.46             13.51
9/25/2004                  14.46             13.51
9/26/2004                  14.46             13.51
9/27/2004                  14.48             13.50
9/28/2004                  14.49             13.43
9/29/2004                  14.44             13.45
9/30/2004                  14.37             13.45
10/1/2004                  14.29             13.43
10/2/2004                  14.29             13.43
10/3/2004                  14.29             13.43
10/4/2004                  14.28             13.39
10/5/2004                  14.29             13.47
10/6/2004                  14.23             13.46
10/7/2004                  14.23             13.48
10/8/2004                  14.31             13.57
10/9/2004                  14.31             13.57
10/10/2004                 14.31             13.57
10/11/2004                 14.32             13.57
10/12/2004                 14.37             13.60
10/13/2004                 14.41             13.49
10/14/2004                 14.44             13.49
10/15/2004                 14.43             13.58
10/16/2004                 14.43             13.58
10/17/2004                 14.43             13.58
10/18/2004                 14.43             13.54
10/19/2004                 14.45             13.63
10/20/2004                 14.52             13.54
10/21/2004                 14.55             13.55
10/22/2004                 14.55             13.57
10/23/2004                 14.55             13.57
10/24/2004                 14.55             13.57
10/25/2004                 14.59             13.55
10/26/2004                 14.59             13.58
10/27/2004                 14.55             13.59
10/28/2004                 14.54             13.64
10/29/2004                 14.53             13.67
10/30/2004                 14.53             13.67
10/31/2004                 14.53             13.67
11/1/2004                  14.50             13.71
11/2/2004                  14.49             13.68
11/3/2004                  14.50             13.68
11/4/2004                  14.43             13.65
11/5/2004                  14.31             13.53
11/6/2004                  14.31             13.53
11/7/2004                  14.31             13.53
11/8/2004                  14.27             13.30
11/9/2004                  14.28             13.18
11/10/2004                 14.25             13.18
11/11/2004                 14.25             13.09
11/12/2004                 14.28             13.16
11/13/2004                 14.28             13.16
11/14/2004                 14.28             13.16
11/15/2004                 14.28             13.14
11/16/2004                 14.28             13.17
11/17/2004                 14.33             13.20
11/18/2004                 14.36             13.12
11/19/2004                 14.31             13.07
11/20/2004                 14.31             13.07
11/21/2004                 14.31             13.07
11/22/2004                 14.30             13.06
11/23/2004                 14.33             13.14
11/24/2004                 14.33             13.08
11/25/2004                 14.33             13.08
11/26/2004                 14.35             13.07
11/27/2004                 14.35             13.07
11/28/2004                 14.35             13.07
11/29/2004                 14.27             12.99
11/30/2004                 14.26             13.00
12/1/2004                  14.25             12.91
12/2/2004                  14.25             12.92
12/3/2004                  14.35             13.13
12/4/2004                  14.35             13.13
12/5/2004                  14.35             13.13
12/6/2004                  14.30             12.96
12/7/2004                  14.31             12.90
12/8/2004                  14.38             12.99
12/9/2004                  14.41             12.96
12/10/2004                 14.43             12.99
12/11/2004                 14.43             12.99
12/12/2004                 14.43             12.99
12/13/2004                 14.46             13.05
12/14/2004                 14.46             12.98
12/15/2004                 14.54             13.00
12/16/2004                 14.50             12.96
12/17/2004                 14.47             12.98
12/18/2004                 14.47             12.98
12/19/2004                 14.47             12.98
12/20/2004                 14.48             12.97
12/21/2004                 14.49             12.94
12/22/2004                 14.50             12.86
12/23/2004                 14.49             12.88
12/24/2004                 14.49             12.88
12/25/2004                 14.49             12.88
12/26/2004                 14.49             12.88
12/27/2004                 14.46             12.81
12/28/2004                 14.43             12.80
12/29/2004                 14.44             12.82
12/30/2004                 14.49             12.97
12/31/2004                 14.49             12.94
1/1/2005                   14.49             12.94
1/2/2005                   14.49             12.94
1/3/2005                   14.53             12.84
1/4/2005                   14.50             13.02
1/5/2005                   14.43             13.03
1/6/2005                   14.45             13.04
1/7/2005                   14.47             13.09
1/8/2005                   14.47             13.09
1/9/2005                   14.47             13.09
1/10/2005                  14.48             13.18
1/11/2005                  14.50             13.24
1/12/2005                  14.50             13.18
1/13/2005                  14.55             13.20
1/14/2005                  14.54             13.20
1/15/2005                  14.54             13.20
1/16/2005                  14.54             13.20
1/17/2005                  14.54             13.20
1/18/2005                  14.54             13.20
1/19/2005                  14.54             13.30
1/20/2005                  14.56             13.35
1/21/2005                  14.60             13.37
1/22/2005                  14.60             13.37
1/23/2005                  14.60             13.37
1/24/2005                  14.62             13.39
1/25/2005                  14.60             13.31
1/26/2005                  14.62             13.35
1/27/2005                  14.62             13.38
1/28/2005                  14.70             13.39
1/29/2005                  14.70             13.39
1/30/2005                  14.70             13.39
1/31/2005                  14.71             13.44
2/1/2005                   14.72             13.40
2/2/2005                   14.72             13.40
2/3/2005                   14.70             13.41
2/4/2005                   14.77             13.44
2/5/2005                   14.77             13.44
2/6/2005                   14.77             13.44
2/7/2005                   14.80             13.48
2/8/2005                   14.83             13.45
2/9/2005                   14.90             13.49
2/10/2005                  14.87             13.43
2/11/2005                  14.83             13.46
2/12/2005                  14.83             13.46
2/13/2005                  14.83             13.46
2/14/2005                  14.83             13.48
2/15/2005                  14.81             13.50
2/16/2005                  14.75             13.48
2/17/2005                  14.72             13.44
2/18/2005                  14.62             13.40
2/19/2005                  14.62             13.40
2/20/2005                  14.62             13.40
2/21/2005                  14.62             13.40
2/22/2005                  14.63             13.33
2/23/2005                  14.64             13.34
2/24/2005                  14.63             13.35
2/25/2005                  14.63             13.47
2/26/2005                  14.63             13.47
2/27/2005                  14.63             13.47
2/28/2005                  14.57             13.49
3/1/2005                   14.55             13.49
3/2/2005                   14.54             13.47
3/3/2005                   14.54             13.46
3/4/2005                   14.52             13.50
3/5/2005                   14.52             13.50
3/6/2005                   14.52             13.50
3/7/2005                   14.55             13.38
3/8/2005                   14.51             13.38
3/9/2005                   14.42             13.20
3/10/2005                  14.41             13.15
3/11/2005                  14.38             13.15
3/12/2005                  14.38             13.15
3/13/2005                  14.38             13.15
3/14/2005                  14.38             13.05
3/15/2005                  14.38             12.75
3/16/2005                  14.40             12.71
3/17/2005                  14.42             12.69
3/18/2005                  14.42             12.60
3/19/2005                  14.42             12.60
3/20/2005                  14.42             12.60
3/21/2005                  14.41             12.53
3/22/2005                  14.37             12.41
3/23/2005                  14.29             12.12
3/24/2005                  14.31             12.14
3/25/2005                  14.31             12.14
3/26/2005                  14.31             12.14
3/27/2005                  14.31             12.14
3/28/2005                  14.31             12.13
3/29/2005                  14.31             12.18
3/30/2005                  14.29             12.26
3/31/2005                  14.32             12.28
4/1/2005                   14.34             12.31
4/2/2005                   14.34             12.31
4/3/2005                   14.34             12.31
4/4/2005                   14.37             12.32
4/5/2005                   14.38             12.35
4/6/2005                   14.38             12.25
4/7/2005                   14.34             12.30
4/8/2005                   14.34             12.50
4/9/2005                   14.34             12.50
4/10/2005                  14.34             12.50
4/11/2005                  14.35             12.47
4/12/2005                  14.39             12.46
4/13/2005                  14.43             12.44
4/14/2005                  14.44             12.37
4/15/2005                  14.52             12.37
4/16/2005                  14.52             12.37
4/17/2005                  14.52             12.37
4/18/2005                  14.55             12.44
4/19/2005                  14.59             12.48
4/20/2005                  14.57             12.40
4/21/2005                  14.51             12.42
4/22/2005                  14.52             12.45
4/23/2005                  14.52             12.45
4/24/2005                  14.52             12.45
4/25/2005                  14.52             12.46
4/26/2005                  14.53             12.50
4/27/2005                  14.58             12.46
4/28/2005                  14.63             12.53
4/29/2005                  14.65             12.58
4/30/2005                  14.65             12.58
5/1/2005                   14.65             12.58
5/2/2005                   14.65             12.57
5/3/2005                   14.65             12.61
5/4/2005                   14.58             12.58
5/5/2005                   14.58             12.62
5/6/2005                   14.49             12.51
5/7/2005                   14.49             12.51
5/8/2005                   14.49             12.51
5/9/2005                   14.46             12.55
5/10/2005                  14.49             12.60
5/11/2005                  14.54             12.52
5/12/2005                  14.55             12.57
5/13/2005                  14.61             12.62
5/14/2005                  14.61             12.62
5/15/2005                  14.61             12.62
5/16/2005                  14.62             12.60
5/17/2005                  14.64             12.65
5/18/2005                  14.70             12.74
5/19/2005                  14.68             12.74
5/20/2005                  14.67             12.72
5/21/2005                  14.67             12.72

--------------------------------------------------------------------------------

5/22/2005                  14.67             12.72
5/23/2005                  14.68             12.74
5/24/2005                  14.71             12.75
5/25/2005                  14.71             12.69
5/26/2005                  14.68             12.75
5/27/2005                  14.68             12.75
5/28/2005                  14.68             12.75
5/29/2005                  14.68             12.75
5/30/2005                  14.68             12.75
5/31/2005                  14.72             12.86
6/1/2005                   14.77             12.82
6/2/2005                   14.81             12.86
6/3/2005                   14.79             12.87
6/4/2005                   14.79             12.87
6/5/2005                   14.79             12.87
6/6/2005                   14.74             12.84
6/7/2005                   14.78             12.85
6/8/2005                   14.78             12.90
6/9/2005                   14.77             12.88
6/10/2005                  14.73             12.91
6/11/2005                  14.73             12.91
6/12/2005                  14.73             12.91
6/13/2005                  14.70             12.85
6/14/2005                  14.66             12.86
6/15/2005                  14.62             12.90
6/16/2005                  14.64             12.94
6/17/2005                  14.65             12.87
6/18/2005                  14.65             12.87
6/19/2005                  14.65             12.87
6/20/2005                  14.64             12.85
6/21/2005                  14.67             12.82
6/22/2005                  14.78             12.85
6/23/2005                  14.78             12.86
6/24/2005                  14.82             12.86
6/25/2005                  14.82             12.86
6/26/2005                  14.82             12.86
6/27/2005                  14.83             12.95
6/28/2005                  14.81             12.96
6/29/2005                  14.78             12.94
6/30/2005                  14.81             13.01
7/1/2005                   14.78             12.97
7/2/2005                   14.78             12.97
7/3/2005                   14.78             12.97
7/4/2005                   14.78             12.97
7/5/2005                   14.71             12.94
7/6/2005                   14.68             12.90
7/7/2005                   14.73             12.92
7/8/2005                   14.71             13.03
7/9/2005                   14.71             13.03
7/10/2005                  14.71             13.03
7/11/2005                  14.69             13.05
7/12/2005                  14.70             13.03
7/13/2005                  14.67             13.08
7/14/2005                  14.67             13.07
7/15/2005                  14.67             13.00
7/16/2005                  14.67             13.00
7/17/2005                  14.67             13.00
7/18/2005                  14.66             12.99
7/19/2005                  14.66             13.00
7/20/2005                  14.66             13.04
7/21/2005                  14.59             13.03
7/22/2005                  14.63             13.03
7/23/2005                  14.63             13.03
7/24/2005                  14.63             13.03
7/25/2005                  14.64             13.01
7/26/2005                  14.64             13.05
7/27/2005                  14.64             13.00
7/28/2005                  14.68             13.07
7/29/2005                  14.68             13.15
7/30/2005                  14.68             13.15
7/31/2005                  14.68             13.15

SECTOR CONCENTRATION (AS OF 07/31/05)(1)
--------------------------------------------------------------------------------

[Pie chart omitted -- plot points are as follows:]

Healthcare (23.5%)
General Obligation (14.6%)
Transportation (9.1%)
IDR/IRB (8.8%)
Miscelleneous Revenue(7.4%)
Port/Air/Marina (6.8%)
Housing (6.2%)
Power (6.1%)
Prerefunded (5.5%)
Enhanced Tobacco (4.0%)
Other (8.0%)

--------------------------------------------------------------------------------

CREDIT QUALITY* (AS OF 07/31/05)(2)

[Pie chart omitted -- plot points are as follows:]

AAA (34.7%)
AA (9.3%)
A (41.4%)
BBB (14.6%)

--------------------------------------------------------------------------------

* BASED ON RATING PROVIDED BY STANDARD &POOR'S RATING
  GROUP OR OTHER EQUIVALENT RATING.

STATE ALLOCATIONS (AS OF 07/31/05)(3)
--------------------------------------------------------------------------------

[Pie chart omitted -- plot points are as follows:]

New York                        (22.0%)
California                      (19.7%)
Puerto Rico                      (8.6%)
Ohio                             (6.1%)
Colorado                         (5.8%)
Florida                          (4.9%)
Texas                            (4.8%)
Missouri                         (3.7%)
Nevada                           (3.3%)
Massachusetts                    (3.1%)
All Other States                (18.0%)

--------------------------------------------------------------------------------

MATURITY BREAKDOWN (AS OF 07/31/05)(2)

[Pie chart omitted -- plot points are as follows:]


0-5 Years (1.6%)
5-10 Years (10.2%)
10-15 Years (11.1%)
15-20 Years (42.0%)
20-25 Years (26.3%)
25-30 Years (6.6%)
30+ Years (3.3%)

(1) PERCENTAGES CALCULATED BASED ON TOTAL MARKET VALUE OF MUNICIPAL BOND AND NOTES, PREFERRED SHARES AND SWAPTIONS.

(2) PERCENTAGES CALCULATED BASED ON TOTAL MARKET VALUE OF MUNICIPAL BONDS AND NOTES AND PREFERRED SHARES.

(3) PERCENTAGES CALCULATED BASED ON TOTAL MARKET VALUE OF MUNICIPAL BONDS AND NOTES.

              PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

www.mbiaclaymore.com
--------------------------------------------------------------------------------

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Portfolio of Investments                                           JULY 31, 2005
--------------------------------------------------------------------------------

              RATING              PRINCIPAL                                                      OPTIONAL CALL             VALUE
  STATE       (S&P)*            AMOUNT (000)                DESCRIPTION                          PROVISIONS**            (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES -- 152.93%
------------------------------------------------------------------------------------------------------------------------------------
 ALABAMA -- 0.78%

                BBB               $   845              Courtland, AL Ind. Dev. Brd.
                                                       Environ. Imp. Rev., AMT, Ser. B,
                                                       6.25%, 08/01/25                          08/01/13 @ 100     $      911,594
                                                                                                                   --------------
------------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA -- 30.37%
                AAA                 4,000              California Infra. & Econ.
                                                       Dev. Rev., Bay Area Toll Brdgs.,
                                                       5.00%, 07/01/26 (FGIC)                   07/01/13 @ 100          4,232,680

                 A                  2,500              California General Obligation,
                                                       5.50%, 04/01/30                           04/01/14 @100          2,764,375

               BBB+                 4,000              California Dept. of Water Res.
                                                       Power Supply Rev., Ser. A,
                                                       5.125%, 05/01/19                         05/01/12 @ 101          4,264,000

                 A                  6,000              California Var. Purpose Gen.
                                                       Oblig., 5.125%,11/01/24                  11/01/13 @ 100          6,361,560

                A-                  5,000              California Public Works Brd.
                                                       Dept. Mental Health
                                                       Lease Rev., 5.00%, 06/01/24              06/01/14 @ 100          5,198,650

                A-                  2,500              Chula Vista, CA Ind. Dev. Rev.,
                                                       AMT, 5.50%, 12/01/21                     06/02/14 @ 102          2,668,075

                A-                  2,750              Golden State Tobbaco
                                                       Settlement Rev., Ser. B,
                                                       5.375%, 06/01/28                         06/01/10 @ 100          2,972,365

                AAA                 4,000              Port of Oakland,
                                                       CA Rev., AMT, Ser. L, 5.00%,
                                                       11/01/22 (FGIC)                          11/01/12 @ 100          4,144,720

                AAA                 2,500              San Diego, CA Unified
                                                       School Dist., Ser. D,
                                                       5.25%, 07/01/25 (FGIC)                    07/01/12 @101          2,776,475
                                                                                                                   --------------
                                                                                                                       35,382,900
                                                                                                                   --------------
------------------------------------------------------------------------------------------------------------------------------------
 COLORADO -- 8.96%
                AA                  4,500              Colorado Health Facs. Auth.
                                                       Rev., 5.25%, 09/01/21                    09/01/11 @ 100          4,721,445

                AAA                 4,750              Colorado Dept. of Trans. Rev.,
                                                       Ser. 940, 7.41%, 06/15/13
                                                       (FGIC), 144A, +                        No Call Provisions        5,721,280
                                                                                                                   --------------
                                                                                                                       10,442,725
                                                                                                                   --------------

                                               See notes to financial statements
--------------------------------------------------------------------------------
                                       4

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Portfolio of Investments -- (continued)                            JULY 31, 2005
--------------------------------------------------------------------------------

              RATING              PRINCIPAL                                                   OPTIONAL CALL            VALUE
  STATE       (S&P)*            AMOUNT (000)               DESCRIPTION                        PROVISIONS**           (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
 DISTRICT OF COLUMBIA -- 4.41%

                Aaa                $2,000            District of Columbia HFA
                                                     Multi Henson
                                                     Ridge-Rmkt, AMT,
                                                     5.10%, 06/01/37 (FHA)                   06/01/15 @ 102      $  2,033,640

                AAA                 3,000            Metropolitan Washington,
                                                     D.C. Airport, AMT, Ser. B,
                                                     5.00%, 10/01/34 (FSA)                   10/01/14 @ 100         3,106,860
                                                                                                                 ------------
                                                                                                                    5,140,500
                                                                                                                 ------------
------------------------------------------------------------------------------------------------------------------------------------
 FLORIDA -- 7.59%

                 A                  2,500            Highlands Co., FL Health
                                                     Facs. Auth. Rev., Ser. B,
                                                     5.25%, 11/15/23                         11/15/12 @ 100         2,624,675

                 A                  3,000            Highlands Co., FL Health
                                                     Facs. Auth. Rev., Ser. D,
                                                     5.875%, 11/15/29                        11/15/13 @ 100         3,262,920

                AA-                 2,750            South Broward Co., FL Hosp.
                                                     Dist. Rev., 5.60%, 05/01/27             05/01/12 @ 101         2,954,408
                                                                                                                 ------------
                                                                                                                    8,842,003
                                                                                                                 ------------
------------------------------------------------------------------------------------------------------------------------------------
 ILLINOIS -- 2.71%
                 A                  3,000            Illinois Dev. Fin. Auth.
                                                     Hosp. Rev., 5.65%, 11/15/24             11/15/09 @ 101         3,155,220
                                                                                                                 ------------
------------------------------------------------------------------------------------------------------------------------------------
 LOUISIANA -- 0.90%
                BBB                 1,000            Desoto Parish, LA Environ.
                                                     Imp. Rev., AMT, Ser. A,
                                                     5.85%, 11/01/27                         11/01/13 @ 100         1,045,090
                                                                                                                 ------------
------------------------------------------------------------------------------------------------------------------------------------
 MASSACHUSETTS -- 4.74%
                AAA                 5,000            Massachusetts Special Oblig.
                                                     Dedicated Tax Rev., 5.25%,
                                                     01/01/26 (FGIC)++                       01/01/14 @ 100         5,525,200
                                                                                                                 ------------
------------------------------------------------------------------------------------------------------------------------------------
 MICHIGAN -- 1.81%
               BBB+                 2,000            Michigan Strategic Fund Ltd.
                                                     Oblig. Rev. Ref., Ser. C,
                                                     5.45% 09/01/29                          09/01/11 @ 100         2,107,580
                                                                                                                 ------------
------------------------------------------------------------------------------------------------------------------------------------
 MISSOURI -- 5.72%
                AAA                 6,000            Missouri Health & Educ.
                                                     Facs. Auth. Rev., Ser. A,
                                                     5.25%, 06/01/28 (AMBAC)                 06/01/11 @ 101         6,661,620
                                                                                                                 ------------


                                               See notes to financial statements
--------------------------------------------------------------------------------
                                                            www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Portfolio of Investments -- (continued)                            JULY 31, 2005
--------------------------------------------------------------------------------



              RATING              PRINCIPAL                                                  OPTIONAL CALL               VALUE
  STATE       (S&P)*            AMOUNT (000)                DESCRIPTION                      PROVISIONS**              (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
 NEVADA -- 5.00%
                A-                 $5,410              Henderson, NV Health
                                                       Care Fac. Rev., Ser. A,
                                                       5.625%, 07/01/24                      07/01/14 @100        $   5,823,702
                                                                                                                  -------------
------------------------------------------------------------------------------------------------------------------------------------
 NEW YORK -- 33.75%
                A+                  5,000              New York, NY Gen. Oblig.,
                                                       Ser. J, 5.00%, 05/15/23              05/15/14 @ 100            5,242,300

                A-                  4,600              Long Island, NY Power
                                                       Auth. Rev., Ser. A,
                                                       5.10%, 09/01/29                      09/01/14 @ 100            4,877,564

                AA-                 4,000              Metropolitan Trans.
                                                       Auth. Rev., Ser. A,
                                                       5.125%, 01/01/24                     07/01/12 @ 100            4,219,800

                A+                  3,650              New York Muni. Bond
                                                       Bank Agy. Special
                                                       School Purpose Rev.,
                                                       Ser. C, 5.25%, 12/01/22              06/01/13 @ 100            3,938,569

                A+                  1,500              New York Dorm. Auth.
                                                       Lease Rev., Ser. A,
                                                       5.375%, 05/15/22++                   05/15/13 @ 100            1,687,920

                A+                  2,500              New York Dorm. Auth.
                                                       Lease Rev., Ser. A,
                                                       5.375%, 05/15/23++                   05/15/13 @ 100            2,813,200

                A3                  1,500              New York Dorm.
                                                       Auth. Rev., North Shore
                                                       Long Island Jewish Group,
                                                       5.375%, 05/01/23                     05/01/13 @ 100            1,593,990

                AA-                 4,000              New York Tobacco
                                                       Settlement Funding Corp.,
                                                       Ser. A1, 5.50%, 06/01/19             06/01/13 @ 100            4,436,480

                AAA                 5,000              Port Auth. NY and NJ - Cons.
                                                       127th Rev., AMT, 5.20%,
                                                       12/15/26 (AMBAC)                     06/15/12 @ 101            5,308,300

                 A                  5,000              Suffolk Co., NY Ind. Dev.
                                                       Agy. Rev., AMT, 5.25%,
                                                       06/01/27                             06/01/13 @ 100            5,214,600
                                                                                                                  -------------
                                                                                                                     39,332,723
                                                                                                                  -------------
------------------------------------------------------------------------------------------------------------------------------------
 NORTH CAROLINA -- 3.61%

                BBB                 1,000              North Carolina Eastern Muni.
                                                       Power Agy. Sys. Rev. Ref.,
                                                       Ser. D, 5.125%, 01/01/23             01/01/13 @ 100            1,031,350

                                               See notes to financial statements
--------------------------------------------------------------------------------

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Portfolio of Investments -- (continued)                            JULY 31, 2005
--------------------------------------------------------------------------------

                 RATING            PRINCIPAL                                                  OPTIONAL CALL               VALUE
  STATE          (S&P)*          AMOUNT (000)             DESCRIPTION                         PROVISIONS**              (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
 NORTH CAROLINA (CONTINUED)
                   BBB              $1,000          North Carolina Eastern Muni.
                                                    Power Agy. Sys. Rev. Ref.,
                                                    Ser. D, 5.125%, 01/01/26                01/01/13 @ 100          $   1,031,350

                   AAA               2,065          North Carolina Housing
                                                    Fin. Agy. Rev., AMT, Ser. 14A,
                                                    5.35%, 01/01/22 (AMBAC)                 07/01/11 @ 100              2,139,960
                                                                                                                    -------------
                                                                                                                        4,202,660
                                                                                                                    -------------
------------------------------------------------------------------------------------------------------------------------------------
 OHIO -- 9.43%
                   A+                3,000          Cuyahoga Co., OH Rev. Ref.,
                                                    Ser. A, 6.00%, 01/01/20                 07/01/13 @ 100              3,403,350

                   AA-               5,000          Lorain Co., OH Hosp. Rev. Ref.,
                                                    Ser. A, 5.25%, 10/01/33                 10/01/11 @ 101              5,201,900

                   AAA               2,250          Toledo, OH City School Dist.
                                                    Facs. Imp. Gen. Oblig.,
                                                    5.00%, 12/01/25 (FSA)                   12/01/13 @ 100              2,381,760
                                                                                                                    -------------
                                                                                                                       10,987,010
                                                                                                                    -------------
------------------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA -- 3.86%
                  BBB+               2,000          Pennsylvania State Higher
                                                    Education, 5.00%, 07/15/39              07/15/15 @ 100              2,050,400

                   BBB               2,340          Pennsylvania Higher
                                                    Educ. Facs. Auth. Rev.,
                                                    5.25%, 05/01/23                         05/01/13 @ 100              2,451,969
                                                                                                                    -------------
                                                                                                                        4,502,369
                                                                                                                    -------------
------------------------------------------------------------------------------------------------------------------------------------
 PUERTO RICO -- 13.29%
                   A-                5,000          Puerto Rico Hwy. & Trans.
                                                    Auth. Rev., 5.00%, 07/01/28             07/01/13 @ 100              5,201,800

                   A                 1,500          Puerto Rico Hwy. & Trans.
                                                    Auth. Rev., Ser. J,
                                                    5.50%, 07/01/24                         07/01/14 @ 100              1,651,845

                   BBB               3,000          Puerto Rico Pub. Imp.
                                                    Gen. Oblig., Ser. A,
                                                    5.00%, 07/01/27                         07/01/13 @ 100              3,123,120

                   BBB               5,000          Puerto Rico Pub. Bldgs.
                                                    Auth. Rev., Ser. I,
                                                    5.50%, 07/01/25                         07/01/14 @ 100              5,502,250
                                                                                                                    -------------
                                                                                                                       15,479,015
                                                                                                                    -------------

                                               See notes to financial statements
--------------------------------------------------------------------------------
                                                            www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Portfolio of Investments -- (continued)                            JULY 31, 2005
--------------------------------------------------------------------------------

              RATING              PRINCIPAL                                                   OPTIONAL CALL              VALUE
  STATE       (S&P)*            AMOUNT (000)               DESCRIPTION                        PROVISIONS**             (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
 SOUTH CAROLINA -- 3.17%

                AAA                $2,500              Florence Co.,
                                                       SC Hosp. Rev., Ser. A,
                                                       5.25%, 11/01/27 (FSA)                  11/01/14 @100        $   2,683,375

                BBB                 1,000              Georgetown Co.,
                                                       SC Environ. Imp. Rev., AMT,
                                                       Ser. A, 5.30%, 03/01/28
                                                                                         03/01/14 @100 1,012,330
                                                                                                                   -------------
                                                                                                                       3,695,705
                                                                                                                   -------------
------------------------------------------------------------------------------------------------------------------------------------
 SOUTH DAKOTA -- 1.07%

                A+                  1,200              South Dakota St. Hlth. &
                                                       Edl. Fac., 5.25%, 11/01/34            11/01/14 @ 100            1,245,288
                                                                                                                   -------------
------------------------------------------------------------------------------------------------------------------------------------
 TEXAS -- 7.36%

                AAA                 4,000              Eagle Mtn. & Saginaw, TX
                                                       Indep. School Dist.,
                                                       Ser. A, 5.25%, 08/15/23
                                                       (PSF-GTD)                             08/15/13 @ 100            4,314,920

                Aaa                 2,000              Bexar County Texas
                                                       Housing Finance, AMT,
                                                       5.20%, 10/20/34
                                                       (GNMA/FHA)                            10/20/14 @ 100            2,067,900

               BBB-                 2,000              Sabine River, TX Poll. Cntl.
                                                       Auth. Rev. Ref., Ser. B,
                                                       6.15%, 08/01/22                       08/01/13 @ 101            2,187,600
                                                                                                                   -------------
                                                                                                                       8,570,420
                                                                                                                   -------------
------------------------------------------------------------------------------------------------------------------------------------
 WEST VIRGINIA -- 4.40%

                AAA                 5,000              West Virginia Housing
                                                       Dev. Fund Rev., Ser. D,
                                                       5.20%, 11/01/21                       05/01/11 @ 100            5,131,800
                                                                                                                   -------------

TOTAL MUNICIPAL BONDS & NOTES

   (COST $167,182,351) -- 152.93%                                                                                     178,185,124
                                                                                                                   -------------


                                               See notes to financial statements
--------------------------------------------------------------------------------
                                      8

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Portfolio of Investments -- (continued)                            JULY 31, 2005
--------------------------------------------------------------------------------

        RATING                REDEMPTION                                                                             VALUE
        (MOODY)               VALUE (000)                 DESCRIPTION                                               (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES -- 3.53%
          A3                    $2,000              Charter Mac Equity Trust, AMT,
                                                    Ser. A-4, 5.75%, 04/30/15
                                                    (remarketing), 144A                                            $   2,083,060

          A3                     2,000              GMAC Municipal Mortgage
                                                    Trust, AMT, Ser. A1-3, 5.30%,
                                                    10/31/39, (10/31/19 remarketing), 144A                             2,027,840
                                                                                                                   -------------

TOTAL PREFERRED SHARES
   (COST $4,000,000) -- 3.53%                                                                                          4,110,900
                                                                                                                   -------------


SWAPTIONS (1) -- 0.90%

------------------------------------------------------------------------------------------------------------------------
                          NOTIONAL                                                          EXPIRATION                  VALUE
     COUNTERPARTY       AMOUNT (000)             DESCRIPTION                                   DATE                   (NOTE 1)
------------------------------------------------------------------------------------------------------------------------
    Goldman Sachs        $50,000          Option on a pay fixed/receive
                                          floating rate interest rate swap
                                          terminating on 05/05/06 (pay
                                         fixed rate of 5.10% and receive
                                          BMA rate with a weekly reset)                      05/05/06            $       31,000

    Goldman Sachs         10,000          Option on a pay fixed/receive
                                          floating rate interest rate swap
                                          terminating on 09/03/05 (pay
                                          fixed rate of 6.30% and receive
                                          three-month LIBOR rate with
                                          a quarterly reset)                                 09/03/05                     1,000

    Goldman Sachs          7,000          Option on a pay fixed/receive
                                          floating rate interest rate swap
                                          terminating on 09/03/08 (pay
                                          fixed rate of 6.50% and receive
                                          three-month LIBOR rate with
                                          a quarterly reset)                                 09/03/08                    90,000

     Goldman Sachs        85,000          Option on a pay fixed/receive
                                          floating rate interest rate swap
                                          terminating on 09/03/08 (pay
                                          fixed rate of 5.20% and receive
                                          BMA rate with a weekly reset)                      09/03/08                   927,000
                                                                                                                   -------------

TOTAL SWAPTIONS
   (COST $6,296,500) -- 0.90%                                                                                          1,049,000
                                                                                                                   -------------

                                               See notes to financial statements
--------------------------------------------------------------------------------
                                                            www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Portfolio of Investments -- (continued)                            JULY 31, 2005
--------------------------------------------------------------------------------

              RATING           PRINCIPAL                                                    OPTIONAL CALL                 VALUE
  STATE       (S&P)*         AMOUNT (000)            DESCRIPTION                            PROVISIONS**                (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES  -- 0.82%

------------------------------------------------------------------------------------------------------------------------------------
 ALASKA -- 0.33%
                AAA               $390           Valdez AK Marine Term Rev.,
                                                 VRDN, 2.10%, 12/01/33                   No Call Provisions               390,000
                                                                                                                    -------------
------------------------------------------------------------------------------------------------------------------------------------
 WYOMING -- 0.49%
                AAA                565           Sublette County Poll Ctl Rev.,
                                                 AMT, VRDN, 2.23%, 07/01/17              No Call Provisions               565,000
                                                                                                                    -------------

TOTAL SHORT-TERM SECURITIES
   (COST $955,000)                                                                                                        955,000
                                                                                                                    -------------

TOTAL INVESTMENTS (COST $178,433,851) -- 158.18%                                                                     $184,300,024
Other assets less liabilities -- 1.43%                                                                                  1,660,829
Preferred Shares, at Redemption Value -- (59.61%) (2)                                                                 (69,450,000)
                                                                                                                    -------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS -- 100.00% (3)                                                          $116,510,853
                                                                                                                    =============

* UNAUDITED - FOR SECURITIES NOT RATED BY STANDARD & POOR'S RATING GROUP, THE RATING BY MOODY'S INVESTORS SERVICES, INC. OR FITCH RATINGS IS PROVIDED.

** UNAUDITED - DATE AND PRICE OF THE EARLIEST OPTIONAL CALL OR REDEMPTION. THERE MAY BE OTHER CALL PROVISIONS AT VARYING PRICES AT LATER DATES.

+ INVERSE FLOATING RATE SECURITY -- THE COUPON RATE CHARGES INVERSELY WITH INTEREST RATES. THE RATE SHOWN REFLECTS THE RATE AS OF JULY 31, 2005.

++ THIS BOND IS PREREFUNDED. U.S. GOVERNMENT OR U.S. GOVERNMENT AGENCY SECURITIES, HELD IN ESCROW, ARE USED TO PAY INTEREST ON THIS SECURITY, AS WELL AS RETIRE THE BOND IN FULL AT THE DATE AND PRICE INDICATED UNDER THE OPTIONAL CALLPROVISIONS.

(1)  NON-INCOME PRODUCING SECURITIES.

(2   PREFERRED SHARES AS PERCENTAGE OF MANAGED ASSETS IS 37.35%.

(3) PORTFOLIO PERCENTAGES ARE CALCULATED BASED ON NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS.

 GLOSSARY:

 AMBAC -- INSURED BY AMBAC ASSURANCE CORPORATION.

 AMT -- ALTERNATIVE MINIMUM TAX

 BMA -- BOND MARKET ASSOCIATION

 FGIC -- INSURED BY FINANCIAL GUARANTY INSURANCE CO.

 FHA -- INSURED BY FEDERAL HOUSING ADMINISTRATION

 FSA -- INSURED BY FINANCIAL SECURITY ASSURANCE, INC.

 GNMA -- GUARANTEED BY GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

 LIBOR -- LONDON INTER-BANK OFFERING RATE

 PSF-GTD -- GUARANTEED BY TEXAS PERMANENT SCHOOL FUND

 VRDN -- VARIABLE RATE DEMAND NOTES ARE INSTRUMENTS WHOSE INTEREST RATES CHANGE ON A SPECIFIED DATE (SUCH AS A COUPON DATE OR INTEREST PAYMENT DATE) AND/OR WHOSE INTEREST RATES VARY WITH CHANGES IN A DESIGNATED BASE RATE (SUCH AS THE PRIME INTEREST RATE).

 144A -- SECURITY EXEMPT FROM REGISTRATION PURSUANT TO RU1E 144A UNDER THE SECURITIES ACT OF 1933. THE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT JULY 31, 2005, THESE SECURITIES AMOUNTED TO $9,832,180, WHICH REPRESENTS 8.44% OF NET ASSETS.


                                               See notes to financial statements
--------------------------------------------------------------------------------

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Statement of Assets and Liabilities

JULY 31, 2005

ASSETS:
   Investment in securities, at value
     (amortized cost $178,433,851) ......................................    $ 184,300,024
   Cash .................................................................            2,584
   Interest receivable ..................................................        1,870,883
   Other assets .........................................................           85,179
                                                                             -------------
     Total Assets .......................................................      186,258,670
                                                                             -------------

LIABILITIES:
   Dividends payable to preferred shareholders ..........................          103,273
   Due to Adviser .......................................................           46,808
   Due to Servicing Agent ...............................................           31,208
   Due to Accounting Agent and Administrator ............................           15,600
   Accrued expenses payable .............................................          100,928
                                                                             -------------
     Total Liabilities ..................................................          297,817
                                                                             -------------

PREFERRED SHARES:
   ($25,000 net asset and liquidation value
   per share applicable to 2,778 shares authorized,
   issued and outstanding) ..............................................       69,450,000
                                                                             -------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
   (equivalent to $14.68 per share based on
   7,935,591 common shares issued and outstanding;
   unlimited number of common shares authorized) ........................    $ 116,510,853
                                                                             =============

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSISTED OF:
   Common shares of beneficial interest,
     par value $0.001 per share .........................................    $       7,936
   Paid-in capital in excess of par .....................................      112,471,279
   Undistributed net investment income ..................................          367,015
   Accumulated net realized loss on investments .........................        (2,201,550)
   Net unrealized appreciation on investments ...........................        5,866,173
                                                                             -------------
NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS ..................................................    $ 116,510,853
                                                                             =============

                                               See notes to financial statements
--------------------------------------------------------------------------------
                                                            www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Statement of Operations

FOR THE YEAR ENDED JULY 31, 2005

INVESTMENT INCOME:
Interest ................................................................                                 $  9,032,973
                                                                                                          ------------

EXPENSES:
   Investment advisory fees .............................................      $  718,065
   Servicing agent fees .................................................         478,710
   Administration and accounting fees ...................................         184,118
   Auction agent fees and commissions ...................................         239,408
   Legal fees and expenses ..............................................         124,425
   Audit fees ...........................................................          73,144
   Trustees' fees .......................................................          48,845
   Transfer agent fees ..................................................          33,597
   Insurance expense ....................................................          37,979
   NYSE fee .............................................................          26,652
   Reports to shareholders ..............................................          18,939
   Custodian fees .......................................................          19,109
   Miscellaneous ........................................................          25,423
                                                                               ----------
   Total expenses (before waivers) ......................................       2,028,414
      Less investment advisory fees waived ..............................        (165,708)
      Less servicing agent fees waived ..................................        (110,471)
                                                                               ----------
      Net expenses (after waivers) ......................................                                    1,752,235
                                                                                                          ------------
Net investment income ...................................................                                    7,280,738
                                                                                                          ------------

REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
   Net realized loss from
     security transactions ..............................................                                     (295,158)
   Net change in unrealized
     appreciation/(depreciation)
     of investments .....................................................                                    7,212,061
                                                                                                          ------------
   Net realized and unrealized gain/(loss)
     on investments .....................................................                                    6,916,903
                                                                                                          ------------
DIVIDENDS ON PREFERRED SHARES FROM
   NET INVESTMENT INCOME ................................................                                   (1,241,239)
                                                                                                          ------------
NET INCREASE IN NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS RESULTING FROM
   INVESTMENT OPERATIONS ................................................                                  $12,956,402
                                                                                                          ============


                                               See notes to financial statements
--------------------------------------------------------------------------------

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Statements of Changes in Net Assets Applicable to Common Shareholders

                                                                                                               FOR THE PERIOD
                                                                               FOR THE YEAR                   AUGUST 27, 2003*
                                                                                   ENDED                            THROUGH
                                                                               JULY 31, 2005                    JULY 31, 2004
                                                                             -----------------             ----------------------
INVESTMENT OPERATIONS:
   Net investment income ................................................      $   7,280,738                 $    6,133,116
   Net realized loss from security transactions .........................           (295,158)                    (1,906,392)
   Net change in unrealized appreciation/
      (depreciation) of investments .....................................          7,212,061                     (1,345,888)
                                                                               -------------                 --------------
      Net increase in net assets resulting from
         investment operations ..........................................         14,197,641                      2,880,836
                                                                               -------------                 --------------
DIVIDENDS ON PREFERRED SHARES FROM
   NET INVESTMENT INCOME ................................................         (1,241,239)                      (597,187)
                                                                               -------------                 --------------
Net Increase in Net Assets Applicable to
   Common Shareholders Resulting from
   Investment Operations ................................................         12,956,402                      2,283,649
                                                                               -------------                 --------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
   NET INVESTMENT INCOME ................................................         (6,221,503)                    (4,986,910)
                                                                               -------------                 --------------

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of common shares ..............................                --                      112,809,375
   Preferred shares underwriting discount charged
      to paid-in capital in excess of par ...............................                --                         (694,500)
   Common shares and preferred shares offering
      costs charged to paid-in capital in excess
      of par ............................................................                --                         (521,757)
   Reinvestment of dividends (1) ........................................                --                          786,094
                                                                               -------------                 --------------
      Net increase in net assets applicable to
         common shares from capital
         share transactions .............................................                --                      112,379,212
                                                                               -------------                 --------------
   Net increase in net assets applicable to
      common shares .....................................................          6,734,899                    109,675,951

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
   Beginning of period ..................................................        109,775,954                        100,003
                                                                               -------------                 --------------
   End of period (including undistributed
      net investment income of $367,015
      and $549,019, respectively.) ......................................       $116,510,853                   $109,775,954
                                                                               =============                  =============

*   COMMENCEMENT OF INVESTMENT OPERATIONS.

(1) THE NUMBER OF SHARES ISSUED IN THE REINVESTMENT OF DIVIDENDS WAS 0 AND 53,610 FOR THE YEAR ENDED JULY 31, 2005 AND THE PERIOD ENDED JULY 31, 2004, RESPECTIVELY.

                                               See notes to financial statements
--------------------------------------------------------------------------------
                                                            www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Financial Highlights
THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR A COMMON SHARE OUTSTANDING
THROUGHOUT THE PERIODS PRESENTED.

                                                                                                         FOR THE PERIOD
                                                                              FOR THE YEAR              AUGUST 27, 2003*
                                                                                  ENDED                       THROUGH
                                                                             JULY 31, 2005                JULY 31, 2004
                                                                           -----------------          --------------------
PER COMMON SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ....................................          $  13.83                    $  14.33**
                                                                                   --------                    --------
INVESTMENT OPERATIONS:
Net investment income ...................................................              0.92                        0.78
Net realized and unrealized gain/(loss) on investments ..................              0.87                       (0.42)
                                                                                   --------                    --------
   Total from investment operations .....................................              1.79                        0.36
                                                                                   --------                    --------
DIVIDENDS ON PREFERRED SHARES FROM
   NET INVESTMENT INCOME ................................................             (0.16)                      (0.08)
                                                                                   --------                    --------
Net increase in net assets applicable to common
   shares resulting from investment operations ..........................              1.63                        0.28
                                                                                   --------                    --------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
   NET INVESTMENT INCOME ................................................             (0.78)                      (0.63)
                                                                                   --------                    --------
CAPITAL SHARE TRANSACTIONS:
Common share offering costs charged to paid-in
   capital in excess of par .............................................              --                          (0.03)
Preferred shares offering costs/underwriting discount
   charged to paid-in capital in excess of par ..........................              --                          (0.12)
                                                                                   --------                    --------
   Total capital share transactions .....................................              --                          (0.15)
                                                                                   --------                    --------
Net asset value, end of period ..........................................          $  14.68                    $  13.83
                                                                                   ========                    ========
Per share market value, end of period ...................................          $  13.15                    $  13.11
                                                                                   ========                    ========
TOTAL INVESTMENT RETURN AT MARKET PRICE .................................             6.47%                     (8.62)% (1)

RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets: (3)
   Expenses (net of fee waivers) ........................................             1.53%                       1.34% (2)
   Expenses (excluding fee waivers) .....................................             1.77%                       1.56% (2)
   Net investment income ................................................             6.34%                       5.85% (2)
Portfolio turnover rate .................................................               15%                        129%
Net assets, end of period (in 000's) ....................................          $116,511                    $109,776
Preferred shares asset coverage per share ...............................           $66,941                     $64,516

*   COMMENCEMENT OF INVESTMENT OPERATIONS.

** INITIAL PUBLIC OFFERING PRICE OF $15.00 PER SHARE LESS UNDERWRITING DISCOUNT OF $0.675 PER SHARE.

(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A PURCHASE OF COMMON SHARES AT THE OFFERING PRICE OF $15.00 ON AUGUST 27, 2003, AND A SALE AT THE MARKET PRICE ON THE LAST DAY OF THE PERIOD REPORTED. DIVIDENDS AND DISTRIBUTIONS, IF ANY, ARE ASSUMED FOR PURPOSES OF THIS CALCULATION TO BE REINVESTED AT PRICES OBTAINED UNDER THE FUND'S DIVIDEND REINVESTMENT PLAN. TOTAL INVESTMENT RETURN DOES NOT REFLECT BROKERAGE COMMISSIONS. THE TOTAL INVESTMENT RETURN, WHICH IS FOR LESS THAN A FULL YEAR, IS NOT ANNUALIZED. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

(2) ANNUALIZED

(3) CALCULATED ON THE BASIS OF INCOME AND EXPENSES APPLICABLE TO BOTH COMMON AND PREFERRED SHARES RELATIVE TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS.

                                               See notes to financial statements
--------------------------------------------------------------------------------

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Notes to Financial Statements
JULY 31, 2005

NOTE 1 -- ORGANIZATION & ACCOUNTING POLICIES
--------------------------------------------------------------------------------

The MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund (the "Fund") was organized as a Delaware statutory trust on May 20, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide its common shareholders with high current income exempt from regular Federal income tax while seeking to protect the value of the Fund's assets during periods of interest rate volatility.

Prior to commencing operations on August 27, 2003, the Fund had no operations other than matters relating to its organization and registration and the sale and issuance of 6,981 common shares of beneficial interest to MBIA Capital Management Corp.

The following is a summary of significant accounting policies followed by the Fund.

SECURITIES VALUATION: The municipal bonds in which the Fund invests are traded primarily in the over-the-counter markets. In determining net asset value, the Fund uses the valuations of portfolio securities furnished by a pricing service approved by the Board of Trustees. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. Municipal bonds for which quotations are not readily available are valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees. Positions in futures contracts, interest rate swaps and options on interest rate swaps ("swaptions") are valued at closing prices for such contracts established by the exchange or dealer market on which they are traded, or if market quotations are not readily available, are valued at fair value on a consistent basis using methods approved in good faith by the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required.

SWAPTIONS: The Fund may engage in options transactions on interest rate swap agreements, commonly referred to as swaptions. A swaption is an agreement between two parties where one party purchases the right from the other party

                                                            www.mbiaclaymore.com
--------------------------------------------------------------------------------

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Notes to Financial Statements
JULY 31, 2005 -- CONTINUED


  to enter into an interest rate swap at a specified date and for a specified "fixed rate" yield (or "exercise" yield). In a pay-fixed swaption, the holder of the swaption has the right to enter into an interest rate swap as a payer of fixed rate interest and receiver of variable rate interest, while the writer of the swaption has the obligation to enter into the other side of the interest rate swap. In a receive-fixed swaption, the holder of the swaption has the right to enter into an interest rate swap as a receiver of fixed rate interest and a payer of variable rate interest, while the writer has the obligation to enter into the opposite side of the interest rate swap. The Fund will enter into such transactions to attempt to hedge some or all of its interest rate exposure in its holdings of municipal bonds. The Fund generally purchases pay-fixed swaptions. Upon the purchase of these pay-fixed swaptions by the Fund, the total purchase price paid was recorded as an investment. The market valuation is determined as set forth in the preceding securities valuation paragraph. When the pay-fixed swaptions are exercised, the Fund has the right to enter into an interest rate swap as a payer of fixed rate interest and receiver of variable rate interest. When the pay-fixed swaptions reach their scheduled expiration dates, the Fund will record a gain or loss depending on the difference between the purchase price and the value of the swaptions on their exercise date.

  FEDERAL INCOME TAXES: The Fund intends to continue to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended, and to distribute sufficient net income to shareholders to qualify as such. For this reason and because substantially all of the Fund's gross income consists of tax-exempt interest, no Federal income tax provision is required.

  DIVIDENDS AND DISTRIBUTIONS: The Fund declares and pays dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, will be paid at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 5.

  USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Notes to Financial Statements
JULY 31, 2005 -- CONTINUED


NOTE 2 -- AGREEMENTS
--------------------------------------------------------------------------------

Pursuant to an Investment Advisory Agreement (the "Advisory Agreement") between MBIA Capital Management Corp. (the "Adviser") and the Fund, the Adviser is responsible for the daily management of the Fund's portfolio, which includes buying and selling securities for the Fund, as well as investment research, subject to the direction of the Fund's Board of Trustees. The Adviser is a subsidiary of MBIA Asset Management LLC which, in turn, is a wholly-owned subsidiary of MBIA Inc. The Advisory Agreement provides that the Fund shall pay to the Adviser a monthly fee for its services at the annual rate of 0.39% of the sum of the Fund's average daily net assets (including assets acquired from the sale of any preferred shares), plus the proceeds of any outstanding borrowings used for financial leverage (in total, the "Managed Assets"). The Adviser has contractually agreed to waive a portion of the management fees it is entitled to receive from the Fund at the annual rate of 0.09% of the Fund's average daily Managed Assets from the commencement of the Fund's operations through September 1, 2008, and at the rate of 0.042% thereafter through September 1, 2009.

Pursuant to a Servicing Agreement, Claymore Securities, Inc. (the "Servicing Agent") acts as servicing agent to the Fund. The Servicing Agent receives an annual fee from the Fund, payable monthly in arrears, in an amount equal to 0.26% of the average daily value of the Fund's Managed Assets. The Servicing Agent has contractually agreed to waive a portion of the servicing fee it is entitled to receive from the Fund at the annual rate of 0.06% of the average daily value of the Fund's Managed Assets from the commencement of the Fund's operations through September 1, 2008, and at a rate of 0.028% thereafter through September 1, 2009.

MBIA Municipal Investors Service Corporation ("MBIA-MISC"), a subsidiary of MBIA Asset Management LLC, serves as Accounting Agent and Administrator to the Fund pursuant to an Accounting Services and Administration Agreement with the Fund. As Accounting Agent and Administrator, MBIA-MISC is responsible for services such as financial reporting, compliance monitoring and corporate management. MBIA-MISC is also responsible for maintaining the books and records of the Fund. For these services, the Fund pays MBIA-MISC an annual fee equal to 0.10% of the Fund's average daily Managed Assets up to $250 million, 0.06% on the next $250 million of the Fund's average daily Managed Assets, and 0.03% of the Fund's average daily Managed Assets in excess of $500 million with a minimum annual fee of $100,000.

Certain officers and/or trustees of the Fund are officers and/or directors of the Adviser and the Servicing Agent.


--------------------------------------------------------------------------------
                                                            www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Notes to Financial Statements
JULY 31, 2005 -- CONTINUED


NOTE 3 -- PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

Purchases and sales of investment securities, excluding short-term investments, for the year ended July 31, 2005, aggregated $26,831,655 and $26,915,496, respectively.

The Federal income tax cost basis of the Fund's investments at July 31, 2005, was $178,469,881 and net unrealized appreciation was $5,830,143, which consisted of aggregate gross unrealized appreciation of $11,077,643 and aggregate gross unrealized depreciation of $5,247,500. The difference between book and tax basis cost of investments is due to book/tax differences on the recognition of partnership income.

NOTE 4 -- DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------

Distributions paid to common shareholders during the years ended July 31, 2005 and 2004 were characterized as follows for tax purposes:

           TAX-EXEMPT       ORDINARY        LONG-TERM
             INCOME          INCOME       CAPITAL GAIN     TOTAL DISTRIBUTIONS
           ----------        -------       -----------      -----------------

2005        $6,220,848        $655          $      --             $6,221,503
2004         4,986,303         607                 --              4,986,910

As of July 31, 2005, the components of accumulated earnings/(losses) (excluding paid-in capital) on a tax basis were as follows:

                                                                      2005
                                                                  -------------

     Current distributable tax-exempt income ..................   $    403,045
                                                                  ============
     Tax basis capital loss carryover .........................    $(1,872,131)
     Less: current year post-October capital loss deferral ....       (329,419)
                                                                  --------------
     Accumulated capital loss .................................    $(2,201,550)
                                                                  ============
     Unrealized appreciation/(depreciation) ...................    $ 5,830,143
                                                                  ============

The cumulative timing difference under tax basis accumulated capital loss is due to post-October losses.

--------------------------------------------------------------------------------

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Notes to Financial Statements
JULY 31, 2005 -- CONTINUED


As of July 31, 2005, the Fund had a capital loss carryforward of $1,872,131 available to offset possible future capital gains. The capital loss carryforward is set to expire as follows: $8,249 on July 31, 2012 and $1,863,882 on July 31, 2013. Under the current tax law, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended July 31, 2005, the Fund elected to defer losses occurring between November 1, 2004 and July 31, 2005 in the amount of $329,419.

NOTE 5 -- CAPITAL
--------------------------------------------------------------------------------

There are an unlimited number of $.001 par value common shares of beneficial interest authorized. Of the 7,935,591 common shares outstanding at July 31, 2005, the Adviser owned 6,981 shares. The Fund issued 7,100,000 common shares in its initial public offering on August 27, 2003. These common shares were issued at $15.00 per share before the underwriting discount of $0.675 per share. An additional 600,000 common shares and 175,000 common shares were issued on September 10, 2003 and October 10, 2003, respectively. These common shares were also issued at $15.00 per share before the underwriting discount of $0.675 per share. Another 53,610 shares were issued pursuant to the Fund's Dividend Reinvestment Plan during the period ended July 31, 2004. Organization expenses amounting to $31,465 were borne by the Adviser and the Servicing Agent. Offering costs of $236,459 (representing $0.03 per common share) were offset against proceeds of the offering and have been charged to paid-in capital in excess of par of the common shares. The Adviser and the Servicing Agent have paid all offering costs (other than the sales load) exceeding $0.03 per common share of the Fund. There were no transactions in common shares for the year ended July 31, 2005.

On October 27, 2003, the Fund issued 1,389 shares of Auction Market Preferred Shares, Series M7 and 1,389 shares of Auction Market Preferred Shares, Series W28. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends. Underwriting discounts of $694,500 and offering costs of $285,298 incurred in connection with the Fund's offering of preferred shares have been charged to paid-in capital in excess of par of the common shares. As of July 31, 2005, the Fund had 1,389 shares each of Auction Market Preferred Shares, Series M7 and W28, outstanding.

                                                            www.mbiaclaymore.com
--------------------------------------------------------------------------------

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Notes to Financial Statements
JULY 31, 2005 -- CONTINUED


Dividends on the preferred shares are cumulative at a rate that is set by auction procedures. The dividend rate range on the preferred shares of the Fund for the year ended July 31, 2005, were as follows:
                                                                     NEXT
            SERIES        LOW        HIGH      AT 07/31/05       AUCTION DATE
            ------        ---        -----     -----------       ------------
            M7           1.10%       2.65%         2.65%           02/27/06
            W28          1.50%       2.98%         2.40%           08/17/05

The Fund is subject to certain limitations and restrictions while preferred shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of preferred shares at their liquidation value plus any accrued dividends. Preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of preferred shares.

NOTE 6 -- SUBSEQUENT DIVIDEND DECLARATIONS - COMMON SHAREHOLDERS
--------------------------------------------------------------------------------

The Fund has declared the following dividends to common shareholders:

       RATE PER      DECLARATION     EX-DIVIDEND        RECORD        PAYABLE
         SHARE          DATE            DATE             DATE          DATE
      ----------    -------------   ------------    ------------     --------
         $0.056       07/15/05        08/04/05         08/08/05      08/15/05
          0.056       07/15/05        09/06/05         09/08/05      09/15/05

NOTE 7 -- SUBSEQUENT EVENT NOTE
--------------------------------------------------------------------------------

At a meeting on June 29, 2005, the Board of Trustees approved a new Administration Agreement with Claymore Advisors, LLC that became effective August 1, 2005. For these services, the Fund pays Claymore Advisors, LLC an annual fee equal to 0.0275% on the first $200 million, 0.0200% on the next $300 million, 0.0150% on the next $500 million and 0.0100% over $1 billion of the Fund's average daily Managed Assets.

At the June 29, 2005 meeting, the Board of Trustees also approved an Accounting Services Agreement with The Bank of New York that became effective August 1, 2005. For these services, the Fund pays The Bank of New York an annual fee equal to 0.0300% on the first $200 million, 0.0150% on the next $300 million, 0.0100% on the next $500 million and 0.0075% over $1 billion of the Fund's average daily Managed Assets.

Also at the June 29, 2005 Board Meeting, the Board approved a new investment advisory agreement with Claymore Advisors, LLC and a new subadvisory agreement with the Adviser. These agreements are subject to shareholder approval at the annual meeting of shareholders to be held on November 10, 2005.

--------------------------------------------------------------------------------

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of MBIA Capital/Claymore Managed Duration
Investment Grade Municipal Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of MBIA Capital / Claymore Managed Duration Investment Grade Municipal Fund (the "Fund") at July 31, 2005, the results of its operations for the year then ended and the changes in its net assets applicable to common shareholders and the financial highlights for the year then ended and for the period August 27, 2003 (commencement of operations) through July 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP


New York, New York
September 27, 2005

                                                            www.mbiaclaymore.com
--------------------------------------------------------------------------------

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Additional Information Regarding the Fund's Trustees and Officers (Unaudited)

   NAME,
 ADDRESS*,                 TERM OF
YEAR OF BIRTH              OFFICE**
AND POSITION(S)           AND LENGTH        PRINCIPAL OCCUPATION DURING
 HELD WITH                 OF TIME            THE PAST FIVE YEARS AND                          OTHER DIRECTORSHIPS
REGISTRANT                  SERVED              OTHER AFFILIATIONS                               HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Mark Jurish               Since 2003     Founder and Chief Executive Officer             Serves on Best Practices Committee
Year of Birth: 1959                      of Larch Lane Advisors. Prior to                of The Greenwich Roundtable.
Trustee                                  forming Larch Lane, Mr. Jurish was
                                         Managing Director at Paloma
                                         Partners, a firm that he joined
                                         in 1988.
------------------------------------------------------------------------------------------------------------------------------------
Ronald A. Nyberg
Year of Birth: 1953       Since 2003     Principal of Ronald A. Nyberg,                  Trustee, Advent Claymore Convertible
Trustee                                  Ltd., a law firm specializing                   Securities and Income Fund, Western
                                         in corporate law, estate                        Asset/Claymore U.S. Treasury
                                         planning and business transactions              Inflation Protected Securities
                                         (2000-present). Formerly,                       Fund. Trustee of seven other
                                         Executive Vice President, General               closed-end investment companies in
                                         Counsel and Corporate Secretary                 the Claymore fund complex.
                                         of Van Kampen Investments
                                         (1982-1999).
------------------------------------------------------------------------------------------------------------------------------------
Jerry S. Rosenbloom       Since 2003     Frederick E. Ecker Emeritus                     Harleysville Group, Inc; Century Funds
Year of Birth: 1939                      Professor of Insurance and
Trustee                                  Risk Management and Professor
                                         of Insurance and Risk Management
                                         at the Wharton School of the
                                         University of Pennsylvania and
                                         Academic Director of the Certified
                                         Employee Benefit Specialist (CEBS)
                                         Program, co-sponsored by the
                                         Wharton School and the International
                                         Foundation of Employee Benefit Plans.
------------------------------------------------------------------------------------------------------------------------------------
Ronald E. Toupin, Jr.     Since 2003     Former Vice President, Manager                  Trustee, Western Asset/Claymore
Year of Birth: 1958                      and Portfolio Manager of Nuveen                 U.S. Treasury Inflation Protected
Trustee, Chairman of                     Asset Management (1998-1999),                   Securities Fund. Trustee of six other
the Board                                Vice President of Nuveen Investment             closed-end investment companies in the
                                         Advisory Corporation (1992-1999),               Claymore fund complex.
                                         Vice President and Manager of Nuveen
                                         Unit Investment Trusts (1991-1999),
                                         and Assistant Vice President and
                                         Portfolio Manager of Nuveen Unit
                                         Trusts (1988-1999), each of John
                                         Nuveen & Company, Inc. (1982-1999).
------------------------------------------------------------------------------------------------------------------------------------

* The business address of each Trustee is c/o MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund, 113 King Street, Armonk, New York 10504.

** The Trustees of each class shall be elected at an annual meeting of the shareholders or special meeting in lieu thereof called for that purpose, and each Trustee elected shall hold office until his or her successor shall have been elected and shall have qualified. The term of office of a Trustee shall terminate and a vacancy shall occur in the event of the death, resignation, removal, bankruptcy, adjudicated incompetence or other incapacity to perform the duties of the office, or removal, of a Trustee.

--------------------------------------------------------------------------------

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Additional Information Regarding the Fund's Trustees and
Officers (Unaudited) -- continued


   NAME,
 ADDRESS*,                 TERM OF
YEAR OF BIRTH              OFFICE**
AND POSITION(S)           AND LENGTH        PRINCIPAL OCCUPATION DURING
 HELD WITH                 OF TIME            THE PAST FIVE YEARS AND                          OTHER DIRECTORSHIPS
REGISTRANT                  SERVED              OTHER AFFILIATIONS                               HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Clifford D. Corso         Since 2003     President of MBIA Asset Management              None
Year of Birth: 1961                      & MBIA Capital Management Corp.;
Trustee and President                    Chief Investment Officer, MBIA
                                         Insurance Corp.; Vice President of
                                         the 1838 Investment Advisors Funds.
------------------------------------------------------------------------------------------------------------------------------------
Nicholas Dalmaso          Since 2003     Senior Managing Director and                    Trustee, Advent Claymore Convertible
Year of Birth: 1965                      General Counsel of Claymore                     Securities and Income Fund, Western
Trustee                                  Advisors, LLC and Claymore                      Asset/Claymore U.S. Treasury
                                         Securities, Inc. (2001-present).                Inflation Protected Securities
                                         Formerly, Assistant General Counsel,            Fund, Flaherty & Crumrine / Claymore
                                         John Nuveen and Company, Inc.                   Preferred Securities Income Fund, Inc.,
                                         (1999-2000). Former Vice President              Flaherty & Crumrine/ Claymore Total
                                         and Associate General Counsel of Van            Return Fund. Trustee of seven other
                                         Kampen Investments, Inc. (1992-1999).           closed-end investment companies in
                                                                                         the Claymore fund complex.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* The business address of each Trustee is c/o MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund, 113 King Street, Armonk, New York 10504.

** The Trustees of each class shall be elected at an annual meeting of the shareholders or special meeting in lieu thereof called for that purpose, and each Trustee elected shall hold office until his or her successor shall have been elected and shall have qualified. The term of office of a Trustee shall terminate and a vacancy shall occur in the event of the death, resignation, removal, bankruptcy, adjudicated incompetence or other incapacity to perform the duties of the office, or removal, of a Trustee.

                                                            www.mbiaclaymore.com
--------------------------------------------------------------------------------

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Additional Information Regarding the Fund's Trustees and
Officers (Unaudited) -- continued


   NAME,
 ADDRESS*,                 TERM OF
YEAR OF BIRTH              OFFICE**
AND POSITION(S)           AND LENGTH        PRINCIPAL OCCUPATION DURING
 HELD WITH                 OF TIME            THE PAST FIVE YEARS AND                          OTHER DIRECTORSHIPS
REGISTRANT                  SERVED              OTHER AFFILIATIONS                               HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
Craig L. Armstrong        Since 2003     Vice President, MBIA-CMC (2003-Present);        None
Year of Birth: 1970                      Assistant Vice President and Vice
Assistant Vice                           President, MBIA Corp. (1999-2003);
President                                Senior Analyst, MBIA Investment
                                         Management Corp. (1999).
------------------------------------------------------------------------------------------------------------------------------------
Leonard I. Chubinsky      Since 2003     General Counsel and Secretary,                  None
Year of Birth: 1948                      MBIA-CMC; Deputy General Counsel,
Secretary and General                    MBIA Insurance.
Counsel
------------------------------------------------------------------------------------------------------------------------------------
Marc D. Morris            Since 2003     Chief Financial Officer of MBIA's               None
Year of Birth: 1959                      fixed income business; President MBIA
Treasurer                                Investment Management Corp.
------------------------------------------------------------------------------------------------------------------------------------
Patrick M. Tucci          Since 2003     Vice President and a Portfolio                  None
Year of Birth: 1970                      Manager, MBIA-CMC (2002-Present);
Assistant Vice                           Assistant Vice President, Vice
President                                President, Salomon Smith Barney
                                         Global Equities Group (2000-2001);
                                         Assistant Vice President Salomon
                                         Smith Barney Municipal Bond Group
                                         (1995-2000).
------------------------------------------------------------------------------------------------------------------------------------
Susan A. Voltz            Since 2003     Director and Senior Portfolio Manager,          None
Year of Birth: 1961                      MBIA-CMC.
Vice President and
Assistant Secretary
------------------------------------------------------------------------------------------------------------------------------------
Richard Walz              Since 2004     Director of Operations of MBIA's                None
Year of Birth: 1959                      fixed income business, Chief
Chief Compliance                         Compliance Officer of MBIA Capital
Officer                                  Management Corp, MBIA Municipal
                                         Investor Service Corp and
                                         Colorado Investors Service Corp.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   * The business address of each officer is c/o MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund, 113 King Street, Armonk, New York 10504.

** Elected by and serves at the pleasure of the Board of Trustees of the Fund.


The Statement of Additional Information includes additional information about the Trustees of the Fund and is available, without charge, upon request by calling 800-345-7999.

--------------------------------------------------------------------------------

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Dividend Reinvestment Plan (Unaudited)

Pursuant to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"), unless a shareholder is ineligible or elects otherwise, all dividend and capital gains distributions are automatically reinvested by The Bank of New York ("BONY"), as agent for shareholders in administering the Plan (the "Plan Agent"), in additional common shares of the Fund. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to confirm that they are eligible to participate in the Plan. Shareholders who are ineligible or who elect not to participate in the Plan will receive all dividends and distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by BONY, as dividend paying agent. Such shareholders may elect not to participate in the Plan and to receive all distributions of dividends and capital gains in cash by sending written instructions to BONY, as dividend paying agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise, such termination will be effective with respect to any subsequently declared dividend or capital gains distribution.

Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as "dividends") payable in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in common shares. The shares are acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund ("newly issued shares") or (ii) by purchase of outstanding common shares on the open market ("open-market purchases") on the New York Stock Exchange or elsewhere. If, on the dividend payment date, the market price per common share plus estimated brokerage commissions is greater than the net asset value per common share (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the payment date, provided that, if the net asset value per share is less than or equal to 95% of the market price per share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per share on the payment date. If on the dividend payment date the net asset value per share is greater than the market value plus estimated brokerage commissions (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases.


                                                            www.mbiaclaymore.com
--------------------------------------------------------------------------------

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

If, before the Plan Agent has completed its open-market purchases, the market price of the common shares exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued shares at the net asset value per share at the close of business on the last purchase date; provided that, if the net asset value per share is less than 95% of the market price per share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per share on the payment date.

The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.

There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. All questions and correspondence concerning the Plan should be directed to the Plan Agent at The Bank of New York, 101 Barclay Street, 20W, New York, New York 10286 or by phone at 800-701-8178.

--------------------------------------------------------------------------------

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


TAX INFORMATION (UNAUDITED)

Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Fund to advise shareholders within 60 days of the Fund's tax year end (July 31, 2005) as to the federal tax status of dividends and distributions received by shareholders during such tax period. Accordingly, please note that substantially all dividends paid from net investment income from the Fund during the tax period ended July 31, 2005 were federally exempt interest dividends. The Fund has invested in municipal bonds containing market discount, whose accretion is taxable and accordingly 0.009% of the dividends paid from net investment income during the tax period are attributable to this taxable income.

Since the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2005. In January 2006, you will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends and distributions received during calendar year 2005. The amount that will be reported will be the amount to use on your 2005 federal income tax return and may differ from the amount which must be reported in connection with the Fund's tax year ended July 31, 2005. Shareholders are advised to consult with their tax advisers as to the federal, state and local tax status of the income received from the Funds. In January 2006, an allocation of interest by state will be provided which may be of value in reducing a shareholder's state or local tax liability, if any.


BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND
SUB-ADVISORY AGREEMENT (UNAUDITED)

Copies of the proposed new Investment Advisory Agreement between the Trust and Claymore Advisors, LLC ("Claymore Advisors") ("new Investment Advisory Agreement") and Sub-Advisory Agreement among the Fund, Claymore Advisors and MBIA Capital Management Corp. ("MBIA-CMC") ("Sub-Advisory Agreement") had been distributed to the Board prior to the meeting. Considerations and conclusions regarding the continuation of the current Investment Advisory Agreement between the Fund and MBIA-CMC ("current Investment Advisory Agreement") and approval of the Sub-Advisory Agreement with respect to MBIA-CMC were made together. Materials concerning each of Claymore Advisors and MBIA-CMC as well as a Memorandum from legal counsel to the Fund regarding the criteria that should be considered in approving continuation of the current Investment Advisory Agreement and the new Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the "Advisory Agreements") had been distributed to the Board at or prior to the meeting.

                                                            www.mbiaclaymore.com
--------------------------------------------------------------------------------

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund



BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND
SUB-ADVISORY AGREEMENT (UNAUDITED) -- CONTINUED


Prior to and during the meeting, the independent trustees, with the assistance of independent legal counsel, met separately from the "interested" trustees of the Trust and officers and employees of Claymore Advisors and MBIA-CMC to consider approval of the renewal of the current Investment Advisory Agreement and the new Investment Advisory Agreement and Sub-Advisory Agreement. The Board determined to adopt the considerations and conclusions of the Independent Trustees. In considering approval of the renewal of the current Investment Advisory Agreement and approval of the new Investment Advisory Agreement and Sub-Advisory Agreement, the Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

MBIA CMC CONSIDERATIONS
With respect to the nature, extent and quality of the services provided by MBIA-CMC, the Board considered its response to various inquires, including regulatory and legal issues, MBIA-CMC's Form ADV, financial information regarding MBIA-CMC and the anticipated financial support of the Fund.

The Board also discussed MBIA-CMC's approach to addressing compliance issues related to the Fund. The Board determined that MBIA-CMC acted appropriately in developing a compliance system and in responding to any compliance issues. The Board also considered the resources devoted to the Fund's operations. Based upon the foregoing, the Board concluded that MBIA-CMC was well qualified to manage the Fund and that the services provided by MBIA-CMC were satisfactory.

The Board also considered the investment performance of the Fund during the initial term of the current Investment Advisory Agreement (the "Initial Term").

The Board noted that, consistent with the marketing of the Fund, MBIA-CMC employed a hedging strategy during the Initial Term designed to protect the value of the Fund's assets against an anticipated rise in interest rates (the "Hedging Strategy"). The Board evaluated both the actual performance of the Fund as well as an estimate of what performance would have been had the Hedging Strategy not been employed by MBIA-CMC. The Board also compared the Fund's performance (actual and estimated without the Hedging Strategy) to that of a peer group of funds. The Board noted that the performance without the Hedging Strategy appeared to be competitive with a peer group of funds that did not use a hedging strategy. Although the Board noted that performance would have been better had the Hedging Strategy not been employed by MBIA-CMC, the Board concluded that in employing the Hedging Strategy MBIA-CMC acted consistent with its market forecasts and economic outlooks and with a key marketed feature of the Fund, and that MBIA-CMC had effectively implemented the Hedging Strategy.

--------------------------------------------------------------------------------

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND
SUB-ADVISORY AGREEMENT (UNAUDITED) -- CONTINUED


With respect to the costs of services provided and profits realized by MBIA-CMC, the Board first considered the competitiveness of MBIA-CMC's fee and the expense ratio of the Fund when compared to a peer group of closed-end municipal bond funds initially offered during the same time period. The Board also noted that the fee paid to MBIA-CMC was the same under the current Investment Advisory Agreement and the proposed Sub-Advisory Agreement. The Board also considered MBIA-CMC's fees as compared to those charged by it to other portfolios under its management that invested in tax-exempt municipal bonds. The Board noted, however, that these portfolios were of different size and involved different levels of services (without leverage and without hedging). Because of these differences, the Board concluded the fees charged to other clients were not directly comparable, and although such fees were considered, they were not solely determinative. The Board noted that the investment strategy (including the Hedging Strategy) employed by the Fund requires substantially more quantitative and qualitative analysis by portfolio managers than is required for these other portfolios. The Board also considered the multi-year fee waiver provided by MBIA-CMC both under the current Investment Advisory Agreement and the proposed Sub-Advisory Agreement. In light of these factors, the Board concluded that the fees were reasonable.

With respect to the profits realized by MBIA-CMC, the Board reviewed the profitability information provided by MBIA-CMC for the year ended December 31, 2004, including the methodology used to calculate profitability. As a result, the Board concluded that profitability to MBIA-CMC was not excessive.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. Because the size of the Fund is relatively small and because the Board does not expect the Fund to grow significantly in the next twelve months, the Board concluded that the Fund is unlikely to realize any significant economies of scale. The Board noted, however, that the fee does reflect certain economies of scale within MBIA-CMC's organization that have been shared with the Fund. For example, the Board noted that MBIA-CMC employs the same management team, trading systems and credit research resources with respect to the Fund as it does with respect to the other municipal bond portfolios under its management and that the advisory fee was set based upon the resulting economies of scale.

The Board considered benefits to be derived by MBIA-CMC from its relationship with the Fund, including the benefits to MBIA Municipal Investors Service Corporation, an affiliate of MBIA-CMC from the separate Administrative Services and Accounting Agreements with the Fund. Although an affiliate of MBIA-CMC does receive fees from the Fund for these services in addition to the advisory fee

--------------------------------------------------------------------------------

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND
SUB-ADVISORY AGREEMENT (UNAUDITED) -- CONTINUED


paid to MBIA-CMC, the Board noted that the level of fees were small, given the size of the Fund. The Board concluded that the advisory fee was reasonable, taking into account these benefits. The Board also considered that it had been proposed that the Administrative Services and Accounting Agreement with MBIA Municipal Investors Service Corporation be terminated effective July 31, 2005.

CLAYMORE CONSIDERATIONS

With respect to the nature, extent and quality of the services to be provided by Claymore, the Board noted that Claymore would delegate responsibility for the investment and re-investment of the Fund's assets to MBIA-CMC, who had provided those services to the Fund since its inception. The Board considered Claymore's responsibility to oversee MBIA-CMC and that Claymore has similar oversight responsibilities for other registered funds for which it serves as investment adviser. The Board considered financial information regarding Claymore Group and its subsidiaries and the experience of Claymore's personnel relating to advisory oversight and compliance, as well as its capabilities concerning its monitoring of the MBIA-CMC's portfolio management team, and concluded that Claymore and its personnel were qualified to serve the Fund in such capacity.

The Board then reviewed and discussed the terms of the proposed Advisory Agreement and Sub-Advisory Agreement including the proposed fees and the contractual fee waivers agreed to by Claymore and comparable advisory fees and expense ratios of other closed-end funds that invest in municipal debt. Mr. Dalmaso reviewed the memorandum from Claymore regarding the reasonableness and competitiveness of the proposed fees noting that the advisory fee (including the sub-advisory fee) was the same as the current fee structure of the investment advisory fee paid to MBIA-CMC and servicing fee paid to Claymore Securities, Inc. and that the multi-year fee waiver currently in place was included in the proposed Advisory Agreements. The Board determined that the fees were reasonable in comparison to other fees.

With respect to the costs of services to be provided and profits to be realized by Claymore, the Board considered profitability information provided by Claymore and concluded that the estimated profitability was reasonable.

The Board considered the extent to which economies of scale could be realized and noted that given the size of the closed-end Fund, there were no significant additional opportunities for economies of scale.

The Board considered "fall-out" benefits available to Claymore because of its relationship to the Fund and noted that the administrative services fees to be received by Claymore does provide it with additional revenue but did conclude that there were negligible profits in providing the administrative services.

--------------------------------------------------------------------------------

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


NOTICE OF CHANGE IN INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM (UNAUDITED)

On September 27, 2005, the Fund's Audit Committee recommended that PricewaterhouseCoopers LLP be terminated as the Fund's independent registered public accounting firm effective on the completion of services related to the audit of the July 31, 2005 financial statements and the Board concurred. On the same date, the Fund's Audit Committee recommended the engagement of Ernst & Young LLP as the Fund's new independent registered public accounting firm for the fiscal year ending July 31, 2006.

The reports of PricewaterhouseCoopers LLP on the Fund's financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund's two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, please call 1-800-345-7999.

PROXY VOTING POLICY (UNAUDITED)

The Fund has adopted the Adviser's proxy voting policies and procedures to govern the voting of proxies relating to the voting securities of the Fund. A description of the Adviser's proxy voting policies and information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 are available on the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV and is available, without charge, upon request by calling 1-866-819-5301.

                                                            www.mbiaclaymore.com
--------------------------------------------------------------------------------

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


NOTICE TO SHAREHOLDERS (UNAUDITED)

Notice is hereby given in accordance with Section 23(c) of the investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock in the open market.

ANNUAL CERTIFICATION (UNAUDITED)

The Fund's CEO has submitted to the NYSE the required annual certification and, the Fund also has included the certifications of the Fund's CEO and CFO required by Section 302 of the Sarbanes-Oxley Act of 2002 in the Fund's Forms N-CSR filed with the Securities and Exchange Commission for the period of this report.

PRIVACY POLICY

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the minimum information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within MBIA and its affiliated entities, only a limited number of people who actually service accounts will ever have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, MBIA and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our Web site-WWW.MBIA.COM.

                          MBIA Capital Management Corp.

--------------------------------------------------------------------------------

                                  [BLANK PAGE]

FUND INFORMATION


BOARD OF TRUSTEES
Clifford D. Corso
Nicholas Dalmaso
Mark Jurish
Ronald A. Nyberg
Jerry S. Rosenbloom
Ronald E. Toupin, Jr

OFFICERS
Clifford D. Corso
PRESIDENT

Susan Voltz
VICE PRESIDENT AND ASSISTANT SECRETARY

Leonard Chubinsky
SECRETARY AND GENERAL COUNSEL

Marc D. Morris
TREASURER

Richard J. Walz
CHIEF COMPLIANCE OFFICER



INVESTMENT ADVISOR
MBIA Capital Management Corp.
113 King Street
Armonk, New York 10504

ADMINISTRATOR
MBIA Municipal Investors
Service Corporation
113 King Street
Armonk, New York 10504

SERVICING AGENT
Claymore Securities, Inc.
Lisle, Illinois

CUSTODIAN, TRANSFER AGENT AND
AUCTION AGENT
The Bank of New York
New York, New York

LEGAL COUNSEL
Simpson Thacher & Bartlett LLP
New York, New York

QUESTIONS CONCERNING YOUR SHARES OF
MBIA CAPITAL/CLAYMORE MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND

o If your shares are held in a Brokerage Account, contact your Broker.
o If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent:

The Bank of New York
101 Barclay Street
New York, New York 10286

800-701-8178

This report is sent to shareholders of MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

MBIA Capital Management Corp.
113 King Street
Armonk, New York 10504

                                       MZF
                                     LISTED
                                      NYSE

ITEM 2: Code of Ethics

The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the Registrant's Code of Ethics can be obtained without charge, upon request, by calling the Registrant at 1-800-345-7999.

ITEM 3: Audit Committee Financial Expert

The Board of Trustees of the Registrant has determined that Jerry S. Rosenbloom, the Chairman of the Registrant's Audit Committee, is an "audit committee financial expert," and that he is "independent" for purposes of this Item. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification. In connection with his directorships and audit committee memberships, as well as his academic and teaching activities and his consulting activities for public and private companies, Mr. Rosenbloom has developed an understanding of generally accepted accounting principles, including accounting for estimates, accruals and reserves. In addition, as a board member and/or audit committee member and consultant, he has evaluated financial statements containing a breadth of level of complexity of accounting issues comparable to those that may arise in the Registrant's financial statements. Further, from his academic career and board memberships, including audit committee memberships, he has developed an understanding of internal controls and procedures for financial reporting, as well as audit committee functions.

ITEM 4: Principal Accountant Fees and Services

(a) AUDIT FEES. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $65,000 and $58,000 for the fiscal years ending July 31, 2005 and July 31, 2004, respectively.

(b) AUDIT-RELATED FEES. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph 4(a), include agreed upon procedures reports performed for rating agencies and the issuance of comfort letters, were $15,000 and $46,500 for the fiscal years ending July 31, 2005 and July 31, 2004, respectively.

(c) TAX FEES. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning, including federal, state and local income tax return preparation and related advice and determination of taxable income and miscellaneous tax advice were $8,500 and $8,000 for the fiscal years ending July 31, 2005 and July 31, 2004, respectively.

(d) ALL OTHER FEES. The were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c).

(e)(1) The Fund's Audit Committee has adopted written policies relating to the pre-approval of the audit and non-audit services performed by the Fund's independent auditors. Unless a type of service to be provided by the independent auditors has received general pre-approval, it requires specific pre-approval by the Audit Committee. Under the policies, on an annual basis, the Fund's Audit Committee reviews and pre-approves the services to be provided by the independent auditors without having obtained specific pre-approval from the Audit Committee. The Audit Committee has delegated pre-approval authority to the Audit Committee Chairperson. In addition, the Audit Committee pre-approves any permitted non-audit services to be provided by the independent auditors to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser if such services related directly to the operations and financial reporting of the Fund.

(e)(2) None of the services described above, provided in the initial fiscal year ended July 31, 2004 or the fiscal year ended July 31, 2005, were approved pursuant to the de minimis exception provided in Rule 2-01(c)(7)(i)(C) of Regulation S-X promulgated by the SEC.

(f) Not applicable.

(g) There were no non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Not Applicable

ITEM 5: Audit Committee of Listed Registrant.

The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The audit committee of the Registrant is comprised of: Mark Jurish; Ronald A. Nyberg; Jerry S. Rosenbloom; and Ronald E. Toupin, Jr.

ITEM 6: Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board of Trustees of the Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, MBIA Capital Management Corp.(the "Advisor"). The Proxy Voting Policies and Procedures of the Advisor (the "Proxy Voting Policies") are included as an Exhibit hereto.

ITEM 8: Portfolio Managers of Closed-End Management Investment Companies

Not effective for fiscal year-ends prior to December 31, 2005.

ITEM 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

None

ITEM 10: Submission of Matters to a Vote of Security Holders

The Registrant has adopted a Nominating and Governance Committee charter that sets forth procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. The Registrant's Nominating and Governance Committee will consider nominees to the Board of Trustees recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the Registrant's Secretary. There have been no material changes to these procedures.

ITEM 11: CONTROLS AND PROCEDURES.

            (a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

            (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12: EXHIBITS.

            (a)(1) Not applicable.

            (a)(2) Separate certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17CFR270.30a-2(a)) pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

            (a)(3) Proxy Voting Policies and Procedures.

            (b) Certification of principal executive officer and principal financial officer of the Registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   Signatures

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

BY: /s/ Clifford D. Corso
    ---------------------
    Clifford D. Corso
    President

Date: October 7, 2005

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /s/ Clifford D. Corso
    ---------------------
    Clifford D. Corso
    President
    (Principal Executive Officer)

Date: October 7, 2005

BY: /s/ Marc D. Morris
    ------------------
    Marc D. Morris
    Treasurer
    (Principal Financial Officer)

Date: October 7, 2005